Convertible Preferred Stock	12 Months Ended
Dec. 31, 2023
Features of Convertible Preferred Stock [Abstract]
Convertible Preferred Stock
(5) CONVERTIBLE PREFERRED STOCK
Convertible preferred stock consisted of the following (in thousands) except for share information:

	December 31,
	2023	2022
Convertible preferred stock, Series A, $0.0001 par value; 2,758,788 shares issued and outstanding at December 31, 2022, liquidation preference of $5,222 as of December 31, 2022	—	4,975
Convertible preferred stock, Series A-1, $0.0001 par value; 2,413,906 shares issued and outstanding at December 31, 2022, liquidation preference of $5,198 as of December 31, 2022	—	5,162
Convertible preferred stock, Series B, $0.0001 par value; 20,649,758 shares issued and outstanding at December 31, 2022, liquidation preference of $57,061 as of December 31, 2022	—	54,252
Convertible preferred stock, Series C, $0.0001 par value; 51,141,064 authorized; 47,243,806 shares issued and outstanding at December 31, 2023; liquidation preference of $195,823 as of December 31, 2023.	129,825	—
As of December 31, 2023 and 2022, the Company’s Preferred Stock is classified as temporary equity in the accompanying balance sheets given that the holders of the convertible preferred stock could cause certain events to occur that are outside of the Company’s control whereby the Company could be obligated to redeem the convertible preferred stock. The carrying value of the convertible preferred stock is not adjusted to the redemption value until the contingent redemption events are considered probable to occur.
Series A, Series
A-1,
and Series B Preferred Stock
As of December 31, 2022, the Company was authorized to issue 25,828,896 shares of preferred stock, of which 2,758,788 shares were designated as Series A Preferred Stock, 2,413,906 shares were designated as Series
A-1
Preferred Stock, and 20,656,202 shares were designated as Series B Preferred Stock. Per the Series C Preferred Stock Purchase Agreement (“Series C Purchase Agreement”) in March 2023, all shares of Series A Preferred
Stock, Series
A-1
Preferred Stock, and Series B Preferred Stock (“Prior Preferred”) were converted into shares of Class A Common Stock and some of the shares of Class A Common Stock were subsequently exchanged for shares of Series C Preferred Stock.

Prior Preferred stock:
Series A Preferred Stock	2,758,788
Series A-1 Preferred Stock	2,413,906
Series B Preferred Stock	20,649,758

Total Prior Preferred stock	25,822,452

Shares issued for Prior Preferred:
Series C Preferred Stock	27,780,350
Class A Common Stock	5,402,428

Total shares issued in exchange for Prior Preferred	33,182,778

As of December 31, 2023, no shares of the prior preferred were authorized for issue or outstanding.
Series C Preferred Stock
As of December 31, 2023, the Company is authorized to issue 51,141,064 shares of Series C Preferred Stock.
In March 2023, the Company entered into a Series C Purchase Agreement pursuant to which the Company issued 19,463,456 shares of Series C Preferred Stock at a purchase price of $2.76 per share, which resulted in gross proceeds of approximately $53.8 million, as well as the conversion of all Series A Preferred Stock, Series
A-1
Preferred Stock, and Series B Preferred Stock.
The Company’s convertible preferred stock had the following characteristics as of December 31, 2023.
Conversion of Preferred Stock into Common Stock
Each share of preferred stock, at the option of the holder, is convertible into a number of shares of common stock as determined by multiplying the number of shares of preferred stock being converted by the conversion rate. The conversion rate in effect at any time for conversion of preferred stock is determined by dividing the Original Issue Price by the Conversion Price. The Original Issue Price for the Series C Preferred Stock is $2.76 per share. The Conversion Price is subject to certain adjustments as provided in the Company’s restated certificate of incorporation
The preferred stock will automatically convert to common stock upon the closing of an initial public offering of the Company’s common stock in which the per-share
price is at least $5.53 and gross proceeds of not less than $75 million, or the date and time specified by vote or the written consent of the holders of at least a majority of the then outstanding shares of Series C Preferred Stock voting or consenting as a separate class on an as-converted
basis.
Voting Rights
Each preferred stockholder is entitled to the number of votes equal to the number of shares of Class A Common Stock into which such holder’s shares are convertible. At any time when a defined number of shares of Series C Preferred Stock are outstanding, the Company is restricted from certain actions described in the Company’s restated certificate of incorporation without the vote or written consent of the holders of a majority of the then outstanding shares of Series C Preferred Stock voting or consenting as a separate class on an as-converted
basis.
Dividends
The Company cannot declare, pay or set aside any dividends on any shares of any other class or series of capital stock unless each holder of the preferred stock first receives a dividend based upon a formula in the Company’s restated certificate of incorporation. No dividends were declared as of December 31, 2023.
Liquidation Preference
Upon any liquidation, dissolution or winding up of the Company, certain qualifying mergers, sales or transactions with a special purpose acquisition companies, and other deemed liquidation events as defined in the Company’s restated certificate of incorporation, unless the holders of a majority of the then outstanding shares of Series C Preferred Stock, voting as a separate class on an as-converted
basis, elect otherwise, prior to and in preference to any distribution to the holders of common stock, holders of Series C Preferred Stock are entitled to be paid out of the assets of the Company legally available for distribution, or the consideration received in such transaction, an amount per share of Series C Preferred Stock equal to the greater of: i) 1.50 times the Series C Original Issuance Price plus all declared and unpaid dividends on Series C Preferred Stock or ii) such amount per share that would have been payable had all shares of Series C Preferred Stock been converted into common stock immediately prior to such event. If upon liquidation, dissolution, or winding up of the Company, the assets and funds of the Company are insufficient to permit the payment of the full preferential amounts to the holders of preferred stock, then the holders shall share ratably in any distribution of the assets available for distribution, in proportion to the respective amounts which would otherwise be payable in respect of the shares held by the preferred stockholders.
After the payment of all preferential amounts required to be paid to the holder of shares of preferred stock, the remaining assets available for distribution to its stockholders are to be distributed to the holders of shares of common stock, pro rata based on the number of shares held by each holder.